Note 5 - Inventories	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Inventory Disclosure [Text Block]
5—INVENTORIES

Inventories consist of the following:

	December 31,
	2016	2015
Components, spare parts	4,683	4,085
Work-in-progress	809	676
Finished goods	3,342	2,118
Total gross inventories	8,834	6,879
Less: provision for slow-moving inventory	(804)	(728)
Total	8,030	6,151

The provision for slow moving inventory relates to components and spare parts. The allowance for slow moving inventory, the changes in which are classified within cost of sales, amounted to a cost of
€55
thousand for the year ended
December
31,
2016,
an income of
€8
thousand for the year ended
December
31,
2015,
and a cost of
€34
thousand for the year ended
December
31,
2014,
respectively.